Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

Note 8:- LEASES

The Company has five non-cancelable operating lease agreements for certain office spaces in Israel. The leases have original lease periods expiring through 2024, some of which may include options to extend the leases for up to one additional year. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured at lease commencement.

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2022	2021
Cash payments and expenses related to operating leases	$(370)	$(245)
Operating lease right-of-use assets and liabilities, net	(84)	-

Maturities of lease liabilities as of December 31, 2022, were as follows:

2023	$366
2024	32
Total lease payments	398
Less imputed interest	17
Total lease liabilities	$381

Supplemental balance sheet information related to operating leases were as follows:

December 31,
2022
Operating lease right-of-use assets	$465
Current maturities of operating leases	$364
Long-term operating lease liabilities	$17
Weighted average remaining lease term (in years)	1.1
Weighted average discount rate	5.8%